Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 28, 2018	Jun. 30, 2017
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	MSCG
Entity Registrant Name	MANAGED FUTURES PREMIER GRAHAM L.P.
Entity Central Index Key	0001066656
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Class of Units A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		5,127,930.269
Entity Public Float			$ 106,836,310
Class of Units Z [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		0.000
Entity Public Float			$ 0